UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JANUARY 31, 2016

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 59.2%
ALBA PLC, 2007-1 D	1.085%	3/17/39	3,250,000	GBP	$3,401,607	(a)(b)
Atlantes Mortgage PLC, 2001 B	1.157%	1/17/36	4,400,000	EUR	4,214,344	(a)(b)
Bancaja Fondo de Titulizacion de Activos, 2008 B	0.084%	10/25/37	2,000,000	EUR	1,746,252	(a)(b)
Capital Mortgage, 2007-1 A1	0.063%	1/30/47	4,534,565	EUR	4,169,807	(a)(b)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.898%	7/10/17	22,700,000		19,171,644	(a)(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.427%	7/25/24	3,156,000		2,772,087	(a)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.032%	3/15/38	11,906,761	EUR	10,260,861	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.009%	3/22/43	4,774,820	EUR	4,057,566	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	10,988,957	EUR	9,422,977	(a)(b)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.725%	6/14/40	2,008,344	EUR	1,736,889	(a)(b)
Kildare Securities Ltd., 2007-1 A3	0.084%	12/10/43	16,640,267	EUR	16,876,467	(a)(b)
LSTAR Securities Investment Trust, 2015-7 A	2.428%	7/1/20	6,279,335		6,163,587	(a)(c)
Lusitano Mortgages PLC, 2002 B	0.879%	11/16/46	4,375,000	EUR	3,975,333	(a)(b)
Lusitano Mortgages PLC, 2004 A	0.092%	9/15/48	11,936,819	EUR	10,861,567	(a)(b)
Lusitano Mortgages PLC, 2006 A	0.072%	3/15/60	7,326,977	EUR	6,971,965	(a)
Magellan Mortgages PLC, 2002 B	0.957%	7/18/36	1,680,000	EUR	1,552,991	(a)(b)
Magellan Mortgages PLC, 2003 A	0.179%	5/15/58	22,961,312	EUR	20,816,601	(a)(b)
Magellan Mortgages PLC, 2004 A	0.138%	7/20/59	14,079,555	EUR	12,637,686	(a)(b)
Mansard Mortgages PLC, 2007-2X M2	2.583%	12/15/49	4,675,000	GBP	5,895,376	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.768%	12/1/50	2,119,590	EUR	1,594,384	(a)(b)
Newgate Funding PLC, 2006-3X CB	0.382%	12/1/50	1,900,000	EUR	1,540,231	(a)(b)
Newgate Funding PLC, 2007-2X BB	0.122%	12/15/50	9,281,076	EUR	7,467,702	(a)(b)
Newgate Funding PLC, 2007-2X CB	0.312%	12/15/50	2,930,866	EUR	2,210,257	(a)(b)
Newgate Funding PLC, 2007-3X CB	1.372%	12/15/50	9,725,135	EUR	8,933,517	(a)(b)
Pastor GC Hipotecario, 2005 A2	0.037%	6/21/46	19,056,470	EUR	16,011,395	(a)(b)
RMAC Securities PLC, 2006-NS1X B1C	0.755%	6/12/44	5,547,099	EUR	4,883,842	(a)(b)
RMAC Securities PLC, 2006-NS4X B1C	0.725%	6/12/44	11,845,706	EUR	10,058,260	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2005 C	1.322%	3/15/35	1,282,661	EUR	1,219,186	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M3	4.027%	4/25/24	11,905,000		10,679,142	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN4 M3	4.977%	10/25/24	4,725,000		4,547,571	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M3	4.177%	9/25/24	6,960,000		6,292,666	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.177%	10/25/24	4,485,000		4,337,876	(a)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.067%	10/26/43	15,412,961	EUR	15,690,697	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2007 A2	0.036%	2/26/49	23,793,789	EUR	24,362,223	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	28,841,424	EUR	28,482,556	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.032%	4/28/50	24,848,398	EUR	23,151,470	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.042%	4/28/50	5,946,151	EUR	5,530,889	(a)(b)
TDA Fondo de Titulizacion de Activos, 2023-A	0.053%	9/22/46	12,505,624	EUR	12,508,428	(a)(b)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	4,438,052	EUR	4,589,506	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.019%	12/28/50	8,848,384	EUR	8,998,789	(a)(b)
TDA Mixto Fondo de Titulizacion de Activos, 2016 B1	0.519%	3/22/35	2,500,000	EUR	2,311,224	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 AJ	5.368%	11/15/48	9,159,250		9,001,370	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	10,000,000		9,930,189	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $439,519,987)					371,038,977

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - 11.8%
Allegro CLO I Ltd., 2013-1A D	5.072%	1/30/26	4,000,000		$3,028,400	(a)(c)
BlueMountain CLO Ltd., 2014-1A D	3.772%	4/30/26	5,000,000		4,369,495	(a)(c)
CFIP CLO Ltd., 2013-1A E	5.774%	4/20/24	7,000,000		5,276,600	(a)(c)
Ellington Loan Acquisition Trust, 2007-2 A2B	1.377%	5/25/37	16,829,180		16,239,499	(a)(c)
LCM Limited Partnership, 2014-A E	5.272%	7/15/25	7,150,000		5,501,925	(a)(c)
Madison Park Funding Ltd., 2014-12A E	5.724%	7/20/26	4,500,000		3,256,974	(a)(c)
Madison Park Funding Ltd., 2014-15A D	6.071%	1/27/26	7,000,000		5,514,740	(a)(c)
Option One Mortgage Loan Trust, 2005-4 M1	0.867%	11/25/35	5,190,000		4,860,067	(a)
Sound Point CLO Ltd., 2014-2A E	5.674%	10/20/26	7,770,000		5,711,378	(a)(c)
Tryon Park CLO Ltd., 2013-1A C	4.122%	7/15/25	5,200,000		4,756,960	(a)(c)
Vericrest Opportunity Loan Transferee, 2015-NPL4 A2	4.250%	2/25/55	8,485,060		8,117,318	(c)
Vericrest Opportunity Loan Transferee, 2015-NPL5 A2	4.250%	3/25/55	7,449,216		7,131,392	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $82,627,362)					73,764,748

SOVEREIGN BONDS - 8.1%
Italy - 2.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	1.500%	6/1/25	15,765,000	EUR	17,338,503

New Zealand - 1.7%
Government of New Zealand, Senior Bonds	4.500%	4/15/27	14,860,000	NZD	10,757,955	(b)

United Kingdom - 3.6%
United Kingdom Treasury Gilt, Bonds	5.000%	3/7/25	8,495,000	GBP	15,751,865	(b)
United Kingdom Treasury Gilt, Bonds	2.000%	9/7/25	4,475,000	GBP	6,620,131	(b)

Total United Kingdom					22,371,996

TOTAL SOVEREIGN BONDS (Cost - $50,912,881)					50,468,454

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $573,060,230)					495,272,179

			SHARES
SHORT-TERM INVESTMENTS - 18.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $112,829,945)	0.355%		112,829,945		112,829,945

TOTAL INVESTMENTS - 97.1% (Cost - $685,890,175#)					608,102,124
Other Assets in Excess of Liabilities - 2.9%					18,092,679

TOTAL NET ASSETS - 100.0%					$626,194,803

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
EUR	— Euro
GBP	— British Pound
NZD	— New Zealand Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$371,038,977	—	$371,038,977
Asset-backed securities	—	73,764,748	—	73,764,748
Sovereign bonds	—	50,468,454	—	50,468,454

Total long-term investments	—	$495,272,179	—	$495,272,179

Short-term investments	$112,829,945	—	—	112,829,945

Total investments	$112,829,945	$495,272,179	—	$608,102,124

Other financial instruments:
Futures contracts	$1,389,600	—	—	$1,389,600
Forward currency contracts	—	$1,900,593	—	1,900,593
Centrally cleared credit default swaps on credit indices - sell protection	—	531,938	—	531,938
OTC credit default swaps on corporate issues - buy protection‡	—	593,940	—	593,940

Total other financial instruments	$1,389,600	$3,026,471	—	$4,416,071

Total	$114,219,545	$498,298,650	—	$612,518,195

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward currency contracts	—	$6,193,623	—	$6,193,623
Centrally cleared credit default swaps on credit indices - sell protection	—	159,177	—	159,177
OTC credit default swaps on corporate issues - buy protection‡	—	9,260	—	9,260

Total	—	$6,362,060	—	$6,362,060

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,886
Gross unrealized depreciation	(77,793,937)

Net unrealized depreciation	$(77,788,051)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Australian 10-Year Bonds	753	3/16	$68,425,766	$68,968,658	$542,892
U.S. Treasury 10-Year Notes	248	3/16	31,803,825	32,135,375	331,550
U.S. Treasury Long-Term Bonds	404	3/16	64,541,467	65,056,625	515,158

Net unrealized appreciation on open futures contracts					$1,389,600

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,670,000	USD	4,946,227	Citibank N.A.	2/10/16	$113,745
USD	388,470,344	EUR	362,670,000	Citibank N.A.	2/10/16	(4,484,714)
EUR	30,145,000	USD	33,171,329	Goldman Sachs Group Inc.	2/10/16	(509,046)
EUR	2,010,000	USD	2,161,449	HSBC Bank USA, N.A.	2/10/16	16,397
EUR	2,430,000	USD	2,650,530	HSBC Bank USA, N.A.	2/10/16	(17,611)
EUR	16,045,000	USD	17,420,344	HSBC Bank USA, N.A.	2/10/16	(35,493)
EUR	35,135,000	USD	38,483,928	HSBC Bank USA, N.A.	2/10/16	(414,950)
USD	12,736,572	EUR	11,745,000	HSBC Bank USA, N.A.	2/10/16	10,796
EUR	1,550,000	USD	1,679,062	JPMorgan Chase & Co.	2/10/16	372
EUR	3,240,000	USD	3,498,037	JPMorgan Chase & Co.	2/10/16	12,522
EUR	16,410,000	USD	17,784,797	JPMorgan Chase & Co.	2/10/16	(4,466)
EUR	11,785,000	USD	12,651,671	Morgan Stanley Capital Services, LLC	2/10/16	117,445
EUR	440,000	USD	483,361	Morgan Stanley Capital Services, LLC	2/10/16	(6,619)
EUR	5,410,000	USD	5,920,785	Morgan Stanley Capital Services, LLC	2/10/16	(59,019)
EUR	2,310,000	USD	2,524,450	Morgan Stanley Capital Services, LLC	2/10/16	(21,551)
USD	17,097,302	EUR	16,040,000	Morgan Stanley Capital Services, LLC	2/10/16	(282,131)
USD	2,262,331	EUR	2,050,000	Morgan Stanley Capital Services, LLC	2/10/16	41,144
EUR	3,915,000	USD	4,243,891	UBS AG	2/10/16	(1,966)
USD	10,965,278	NZD	16,310,000	HSBC Bank USA, N.A.	2/17/16	412,658
USD	15,915,796	GBP	11,230,000	Barclays Bank PLC	3/14/16	(86,915)
USD	6,649,703	GBP	4,620,000	Citibank N.A.	3/14/16	66,219
USD	9,952,803	GBP	6,565,000	HSBC Bank USA, N.A.	3/14/16	597,700
HUF	4,530,000,000	USD	15,665,520	Barclays Bank PLC	3/21/16	86,922
USD	16,422,348	HUF	4,750,000,000	HSBC Bank USA, N.A.	3/21/16	(95,112)
HUF	220,000,000	USD	764,595	Morgan Stanley Capital Services, LLC	3/21/16	424
MXN	365,720,000	USD	19,642,301	Morgan Stanley Capital Services, LLC	4/12/16	424,249
USD	19,892,520	MXN	365,720,000	Morgan Stanley Capital Services, LLC	4/12/16	(174,030)

Total						$(4,293,030)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2,*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Capital Markets Inc. (Banco Bilbao Vizcaya Argentaria SA, 0.000%, due 6/27/17)	7,420,000	EUR	12/20/20	1.46%	1.000% quarterly	$180,185	$199,643	$(19,458)
Citigroup Capital Markets Inc. (Banco Santander SA, 4.000%, due 3/27/17)	7,420,000	EUR	12/20/20	1.50%	1.000% quarterly	194,725	229,567	(34,842)
Citigroup Capital Markets Inc. (Standard Chartered Bank, 0.000%, due 6/25/32)	7,605,000	EUR	12/20/20	1.64%	1.000% quarterly	219,030	81,389	137,641
Citigroup Global Markets Inc. (HSBC Bank PLC, 3.750%, due 11/30/16)	7,605,000	EUR	12/20/20	1.00%	1.000% quarterly	(9,260)	(62,249)	52,989

Total						$584,680	$448,350	$136,330

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2,*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
InterContinental Exchange (Markit iTraxx Europe Crossover Index)	58,650,000	EUR	12/20/20	5.000% quarterly	$3,595,165	$3,754,342	$(159,177)
InterContinental Exchange (Markit CDX.NA.HY.25 Index)	32,375,000		12/20/20	5.000% quarterly	(48,975)	(380,532)	331,557
InterContinental Exchange (Markit CDX.NA.IG.25 Index)	128,035,000		12/20/20	1.000% quarterly	(65,075)	(265,456)	200,381

Total					$3,481,115	$3,108,354	$372,761

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 22, 2016